SHORT-TERM INVESTMENTS, NET (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SHORT-TERM INVESTMENTS, NET
Interest income related to debt securities	¥ 106,317,885	$ 14,565,491	¥ 79,164,929	¥ 43,732,652